August 12, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629

Subject:	Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account – G
Post-Effective Amendment No. 7 (File No. 333-146650)
CIK Number:  0001313581

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account – G (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.
Letters pursuant to Rule 461 of the Securities Act of 1933 requesting accelerated effectiveness from Nationwide Investment Services Corporation, the underwriter, and Nationwide Life and Annuity Insurance Company, for itself and on behalf of Nationwide VL Separate Account – G.  The acceleration request letters are attached in this cover letter and are also included separately with this submission as correspondence;

2.	One complete copy of Post-Effective Amendment No. 7 to the Variable Account’s Registration Statement (the "Post-Effective Amendment"); and

3.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to incorporate comments, received via Staff discussions on July 20, 2009 and August 10, 2009, based on our previous post-effective amendment (No. 6) filed pursuant to Rule 485(a).  A copy of the response to comments previously submitted via correspondence on August 3, 2009 is attached to this cover letter for convenience.  Comments received on August 10, 2009 are addressed below.  The Financial Statements and Independent Auditors' Consent are to be added by subsequent post-effective amendment.

Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective under Rule 485(a).

The following comments were provided by the Staff on August 10, 2009

1.	Item 5: Fixed Investment Option Transfers

Comment

Certain language in the second paragraph remains unclear.  Specifically the portion of the text which states, "… we may limit you to one transfer every twelve months," what defines the beginning or the end of the referenced period?

Response

The language has been revised to clarify that we intend to reserve the right to limit transfers of the same type, to or from a particular fixed investment, to one of each type for  a given twelve month period defined by the most recent prior transfer.

The clause at issue has been made a separate sentence and now reads as follows:

We may also prohibit you from making a transfer to or from a fixed investment option within twelve months of a prior transfer of the same type involving that fixed investment option.

Representation
Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.

Very truly yours,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Office of the Chief Legal and Governance Officer
Nationwide Life and Annuity Insurance Company

August 12, 2009

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-8629

Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-146650

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Investment Services Corporation, the General Distributor of the Flexible Premium Variable Universal Life Insurance Policies to be issued by Nationwide VL Separate Account-G (the “Variable Account”), respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Friday, August 21, 2009.

The undersigned is officer for Nationwide Investment Services Corporation and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen M. Jackson at (614) 677-8212 should you have questions.

Very truly yours,

NATIONWIDE INVESTMENT SERVICES CORPORATION

/s/ Kathy R. Richards

Kathy R. Richards
Associate Vice President and Secretary

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

August 12, 2009

VIA EDGAR

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-8629

Subject:	Nationwide VL Separate Account - G Nationwide Life and Annuity Insurance Company SEC File No. 333-146650

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, Nationwide Life and Annuity Insurance Company for itself and on behalf of its Nationwide VL Separate Account-G (the “Variable Account”) respectfully requests acceleration of the effective date of the Registration Statement for the Variable Account.  It is desired that the registration become effective on Friday, August 21, 2009.

The undersigned is an officer of Nationwide Life and Annuity Insurance Company and is duly authorized to request accelerated effectiveness of the Registration Statement.

Please call Stephen M. Jackson at (614) 677-8212 should you have questions.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ Ellen L. Cathey

Ellen L. Cathey
Associate Vice President

cc:	Ms. Rebecca Marquigny Stop 5-6 Office of Insurance Products

Please Reply to:	Stephen M. Jackson
Assistant General Counsel
One Nationwide Plaza 1-34-201
Columbus, Ohio 43215
E-mail: jacksos5@nationwide.com
Tel: (614) 677-8212
Fax: (614) 249-0078

VIA EDGAR

August 3, 2009

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
 Washington, D.C.  20549-8629

Re:           Nationwide Life and Annuity Insurance Company
Nationwide VL Separate Account - G
Post-Effective Amendment No. 7 (N-6 Registration Statement, File No. 333-146650)

Dear Ms. Marquigny:

On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account - G ("Variable Account"), we are filing this correspondence in response to your comments by phone dated July 20, 2009 on the above referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

In addition, please note that Nationwide will be seeking an effective date of August 24, 2009.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

At the outset, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Responses to your comments are below in the numerical sequence established in your correspondence.

1.	Supplement Item 1: Investment Options

Comment

If it is a correct statement, add disclosure to the second sentence stating that the greater allocation and partial surrender restrictions will apply to amounts in the Long-Term Fixed Account regardless of whether it is paying a greater rate of interest than the Fixed Account or not.

Response

The following sentence has been added to clarify this point, "The greater Long-Term Fixed Account restrictions will apply regardless of whether or not it is being credited a higher rate of interest than the Fixed Account."

2.	Supplement Item 3: Endnote 29

Comment

The maximum charge assumption states, "the Insured is either male or female," which seems to suggest that sex is not a variable for this charge?  In any event, this is potentially confusing when read against the list of variables on which the rider charge is based.

Response

Sex is a variable for the charge on a current basis; however, sex does not impact the guaranteed maximum charge.  The language has been revised to state the assumption as "either sex" to more clearly represent the assumption rather than the seemingly either male or female.

3.	Supplement Item 4: Fixed Investment Options

a.      Comment

State the significance of the statement in the third paragraph that, "We bear the full investment risk for all amounts allocated to the fixed investment options."  Differentiate from the variable account risk and state why it matters (i.e. that amounts payable from the company's general account are subject to the claims paying ability of the company).

Response

The statement that we bear the full investment risk is intended to convey that there is no direct participation by policy owners in the investment results of the general account.

The referenced section has been rearranged and revised.  The underlined text in conjunction with the existing disclosure is intended to address this comment:

•
Second sentence of the fourth paragraph:  "We bear the full investment risk for amounts allocated to the fixed investment options (i.e. the risk that our return on general account assets will not exceed the interest we credit on allocations to the fixed investment options)."

•
Third and fourth sentences of the fifth paragraph:  "Unlike Variable Account allocations where your Investment Experience is determined by the performance of the Sub-Accounts in which you invest, the amounts you allocate to a fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on the interest crediting rates that we set."

•
Last sentence of the third paragraph:   "Subject to our claims paying ability, we guarantee amounts allocated to the fixed investment options and interest credited daily at a net effective annual interest rate of no less than 3%."

b.	Comment

State that the rules and protections of federal securities laws do not apply to amounts allocated to the fixed investment options.

Response

After a review of comparable disclosure used by others in the industry, the following sentence has been deleted and replaced:

•	Old language: The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment options.

•
New language:  The fixed investment options are not registered as a security under the Securities Act of 1933 ("1933 Act") nor is our general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act").  The fixed investment options are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the fixed investment options.  However, disclosure about the fixed investment options may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements in the prospectus.

c.	Comment

In the fourth paragraph, add narrative disclosure to clarify the meaning of "at our sole discretion" with regard to the setting of crediting rates on the fixed investment options.     Could the Long-Term Fixed Account pay the same as or a lower rate than the fixed account?  Is there a formula that could be stated as to how the rate is derived?  When might the Long-Term Fixed Account pay a greater rate of interest, when less?

Response

The guaranteed minimum annual interest crediting rate for both fixed investment options is the same, 3%.  Therefore it is possible that both accounts could be crediting at the same rate at any given time.  The Long-Term Fixed Account rate will generally be higher than the Fixed Account rate.  The rates for the Fixed Account and Long-Term Fixed Account are set independently and there is no formula that would explain difference between the rates at any given time.
 The Long-Term Fixed Account generally invests in longer duration instruments with generally higher performance than investments supporting the Fixed Account crediting rate, with correspondingly greater liquidity restrictions.  However, when the yield curves are inverted, the longer duration assets may produce lower returns which may result in a correspondingly lower interest crediting rate for the Long-Term Fixed Account.

The fifth paragraph has been substantially rewritten to clarify these concepts and now reads as follows:

We anticipate that the interest crediting rate for the Long-Term Fixed Account will be higher than the interest crediting rate for the Fixed Account.   This is because assets supporting the Long-Term Fixed Account interest rate are invested for longer durations, which will generally produce higher rates of return, than assets supporting the Fixed Account interest rate.  Because its supporting assets are invested for longer durations, the Long-Term Fixed Account has stricter allocation, partial surrender, and transfer limitations.  However, longer investment durations may not always produce higher returns.  Therefore, the interest rate credited to the Long-Term Fixed Account may be the same as, or lower than, the Fixed Account crediting rate.  The Long-Term Fixed Account limitations will apply regardless of whether or not the Long-Term Fixed Account is credited a higher rate of interest than the Fixed Account.  For more information about the fixed investment option restrictions, see the "Fixed Investment Option Transfers," "Premium Payments," "Policy Loans," and "Partial Surrenders" sections of this prospectus.

d.	Comment

The last sentence of the fourth paragraph, emphasize this disclosure (e.g. bolded text).   Is there a specific situation being contemplated, even a general statement like "when the market is down"?  If yes, state what it is.  If no, maybe move this disclosure to the lapse section.  If it improves the clarity of the narrative disclosure, provide an example.

Response

There is no particular scenario contemplated.  This purpose of this disclosure is simply to put policy owners on notice that interest credited on the fixed investment options is not guaranteed to be sufficient to pay policy charges.  Meaning at some point additional premium may have to be paid to keep the policy to prevent the policy from lapsing.

The language in question has been moved to the end of the section, bolded, and expanded upon to clarify the intent of the disclosure:

Note:  Interest we credit to the fixed investment options may be insufficient to pay the policy’s charges.  Therefore additional Premium payments may be required over the life of the Policy to prevent it from lapsing.

4.	Supplement Item 5: Fixed Investment Option Transfers

a.      Comment

Generally, the organization and flow of this section is difficult to follow.  Please rewrite with particular attention to:

•	clarity regarding what defines time periods (e.g. policy year, twelve months from the date of a transaction, rolling basis);

•	clarity as to what available percentages are of (Cash Value versus Long-Term Fixed Account value); and

•	present superseding and conditional transfer limitations more clearly.

Particularly with regard to item 2 from the numbered list, consider whether this could be restated more simply or whether an example would be helpful in clarifying the disclosure.

Response

This section has been rewritten with the considerations above in mind.  No numerical example has been provided as Nationwide believes the narrative description is now stated with sufficient simplicity and clarity.  In addition, a statement has been added at the end of the last paragraph regarding contact information to obtain the information necessary to calculate the amount currently available for transfer.  See Exhibit 1 to this letter for an illustration of how the limits are applied.

b.     Comment

In the second paragraph under the "Transfers from the Fixed Account Options" paragraph heading, please eliminate unnecessary repetition of disclosure (i.e. delete one of the first two sentences as they are identical).

Response

The duplicate sentence has been deleted.

5.	Supplement Item 6: Premium Payments

        Comment

Item 2.b. of the numbered list, consider simplifying the language in the last clause.  Could "Long-Term Fixed Account value" be substituted for "Cash Value allocated to…"?   If yes, consider whether this improves readability.

Response

This change has been made in item 2.b. as suggested and elsewhere in the supplement to improve readability.

6.      Supplement Item 6:  Right of Conversion

Comment

Last bullet point, please add a statement to clarify that the transfer provisions no long apply after conversion.

Response

We believe that language in the second paragraph of the Right of Conversion sub-section covered this concept, "Once your request has been processed, subsequent transfers out of the Fixed Account will be prohibited and your policy will no longer participate in the Investment Experience of the Sub-Accounts."

However, to address overall clarity, this disclosure has been moved to the bulleted list of impacts (new first item) and a specific reference to the fact that the Long-Term Fixed Account is no longer available has been added.

7.      Supplement Item 7:  Surrender Charge and Cost of Insurance Charge

Comment

The location references for these two charges appear to be in error or are at least not susceptible of being easily followed.  Please correct and/or provide more clear location references for these two items.

Response

The Surrender Charges location reference has been revised to identify the language being amended as the "second to last paragraph" in the section.  The Cost of Insurance Charge location reference has been corrected to identify the first paragraph in the section.

8.      Supplement Item 8:  Extended Death Benefit Guarantee Rider

a.      Comment

Please add disclosure to this item to state whether investment in the Long-Term Fixed Account is permitted or not, or point out how this is already covered.

Response

The Long-Term Fixed Account is not an available investment option when the Extended Death Benefit Guarantee Rider is elected.  Currently, this is indicated by its omission from the list of available options in the "Allocation Restrictions" sub-section of the Extended Death Benefit Guarantee Rider section.

For this reason the item stating that the Extended Death Benefit Guarantee Rider charge is deducted proportionally from the Sub-Accounts, Fixed Account, and Long-Term Fixed Account has been deleted.

b.     Comment

It appears that a disclosure stating that the Accumulation Rider Charge is taken proportionally from the Long-Term Fixed Account is missing.  If this charge is not deducted from the Long-Term Fixed Account, please state this.

Response

A disclosure has been added at the end of Item 8 stating that the charge for the Accumulation Rider Surrender Charge Waiver Option is deducted from the Long-Term Fixed Account as well as the Sub-Accounts and Fixed Account.

9.	Supplement Item 10: Repayment

        Comment

        Please explain how the stated restrictions on allocation of loan payments would ever apply, particularly as repayment of amounts attributable to the Long-Term Fixed Account must be made first?

        Response

       Except to the extent amounts are taken from the Long-Term Fixed Account loans are not treated as coming from a particular account for purposes of applying loan repayments.  In other words, loan repayments are not required to be allocated to the Variable Account or Fixed Account in proportion to the amount of a loan originated from them.

Instead, once the Long-Term Fixed Account has been "repaid" any additional loan repayments are applied according to the policy's then current future allocation instructions in effect for premium payments, including any future allocation to the Long-Term Fixed Account.  Because this is the case, the limits on allocation of loan repayments to the Long-Term Fixed Account have been made similar to the limits on premium payment allocations to the Long-Term Fixed Account.

10.	Supplement Item 11: Partial Surrender

        Comment

        Generally, the organization and flow of this section is difficult to follow.  Please rewrite with particular attention to what defines time periods (e.g. policy year, twelve months from the date of a transaction, rolling basis).

        Particularly with regard to item 2 from the numbered list, consider whether this could be restated more simply or whether an example would be helpful in clarifying the disclosure.  See also and coordinate with your response to Staff Comment 4.

        Response

The disclosure has been revised to state the aggregate limitation on surrenders and transfers from the Long-Term Fixed Account more simply and to coordinate with the response to Comment 4.  See Exhibit 1 to this letter for an illustration of how the limits are applied.

11.	Supplement Item 14: Appendix D: State Variations

        Comment

        The item identified as "Appendix D: State Variations" appears to be mislabeled.  Please check and correct this reference.

        Response

        This correction has been made.

Representations

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We appreciate your continued review of this matter.  If you have any questions about this filing, please reply to me at the contact information on the first page of this correspondence.

Sincerely yours,

/s/ STEPHEN M. JACKSON

Stephen M. Jackson
Assistant General Counsel
Office of the Chief Legal and Governance Officer
Nationwide Life and Annuity Insurance Company

EXHIBIT 1

TRASFERS from and PARTIAL SURRENDERS

Assume the following timeline and Long-Term Fixed Account (LTFA) value:

Date                                            LTFA

January 1, 2009                         $40,000

July 1, 2009                                $55,000

On January 1, 2010 a transfer of $3,000 is requested from the LTFA. To determine whether this amount is permitted, first look back at the LTFA value on the monthly anniversary twelve months prior to the request, January 1, 2009, $40,000.

Assuming no transfers out or partial surrenders have been made from the LTFA in the prior twelve months, the maximum aggregate amount that can be transferred or taken as a partial surrender out of the LTFA is the greater of $5,000 or 10% of $40,000, or $5,000. Therefore the requested transfer of $3,000 will be permitted.

Now assume a partial surrender of $4,000 is requested on July 1, 2010.   To determine whether this amount is permitted, first look back at the LTFA value on the monthly anniversary twelve months prior to the request, July 1, 2009, $55,000.

The maximum aggregate amount that can be transferred or taken as a partial surrender out of the LTFA during the twelve month period ending July 1, 2010 is the greater of $5,000 or 10% of $55,000, or $5,500.

Because, a transfer out was made on January 1, 2010, in the amount of $3,000, the available amount is reduced, $5,500 minus $3,000, or $2,500.  $2,500, is the maximum amount available for partial surrender (or transfer) out of the LTFA on July 1, 2010.